RELATED PARTY TRANSACTIONS	12 Months Ended
Jul. 31, 2014
Related Party Transactions
RELATED PARTY TRANSACTIONS

7. RELATED PARTY TRANSACTIONS

Key management personnel comprise of the Chief Executive Officer, Chief Financial Officer, and the Directors of the Company.  The remuneration of the key management personnel is as follows:

a)

Consulting fees of $33,636 (2013 - $60,000) to a company with a common former director of the Company, $Nil (2013 - $700) to the former CEO of the Company, $8,629 (2013 - $20,000) to a company controlled by the former CEO, and $Nil (2013 - $7,800) to the CFO of the Company.

As at July 31, 2014, the Company has recorded loans from related parties of $67,100 (2013 - $67,100) representing advances made by a two former directors and officers.  The advances are due on demand without interest.

As at July 31, 2014, including in due to related parties is $545,494 (2013 - $398,323) in accounts payable and accrued liabilities to current and former officers and companies controlled by directors and officers of the Company.  Of this amount, $325,643 (2013 - $287,431) represents advances made by Skanderbeg, a company that advises the Company’s management and does promotional work for the Company.  Skanderbeg has made payments on behalf of the Company until such time as the Company is able to complete a financing.

Included in general and administration expenses for the year ended July 31, 2014 is rent of $1,725 (2013 - $11,476) and consulting fees of $966 (2013 - $26,391) paid to Skanderbeg.